Finance Income And Costs	12 Months Ended
Dec. 31, 2022
Interest costs [abstract]
Finance Income And Costs

NOTE 7: FINANCE INCOME & COSTS

Finance income for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Finance income from short term deposits	$598	$237	$209
Finance income from loan to parent (Note 21)	—	4,222	8,277
Other finance income	—	168	161
Total finance income	$598	$4,627	$8,647

Finance costs for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the year ended December 31,
	2022	2021	2020
Interest on debts and borrowings	$56,908	$56,327	$45,516
Deferred finance cost	3,937	3,509	2,806
Interest on lease liabilities	717	678	606
Other finance costs	503	4,722	—
Total finance costs	$62,065	$65,236	$48,928

Foreign exchange differences, net and other financial results for the year ended December 31, 2022, comprise a $259 loss and a $2,917 gain. Foreign exchange differences, net for the year ended December 31, 2021, comprise a $85 loss and a $2,722 gain. Foreign exchange differences, net for the year ended December 31, 2020, comprise a $109 loss and a $683 gain.